Investment in convertible notes	12 Months Ended
Dec. 31, 2019
Investment in convertible notes
Investment in convertible notes

15.Investment in convertible notes

In May 2019, the Group paid RMB689.3 million (US$100.0 million) to invest in convertible notes issued by Uxin. The convertible notes bear an annual interest rate of 3.75% and will mature in five years from the date of issuance. The Group has the right but not the obligation to convert the convertible notes into Class A ordinary shares of Uxin at a conversion price of US$1.03 per share after a 180-day period from the date when all closing conditions were met. The convertible notes will automatically terminate if the Group choses to convert it into Uxin’s Class A ordinary shares. The Group elected the fair value option in accordance with ASC 825 to account for the investment in convertible notes and recognized the fair value change in its consolidated statements of comprehensive income. For the year ended December 31, 2019, the Group recognized a fair value loss of RMB28.7 million and presented the loss as part of the “investment income, net” in the consolidated statement of the comprehensive income.